Note 13 - Condensed Consolidating Financial Statements	3 Months Ended
Mar. 31, 2015
Disclosure Text Block Supplement [Abstract]
Condensed Financial Statements [Text Block]

13. Condensed Consolidating Financial Statements

The following financial information reflects consolidating financial information of the Partnership and its wholly owned guarantor subsidiaries and non-guarantor subsidiaries. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of financial position, results of operations or cash flows had the guarantor subsidiaries or non-guarantor subsidiaries operated as independent entities. The Partnership has not presented separate financial and narrative information for each of the guarantor subsidiaries or non-guarantor subsidiaries because it believes such financial and narrative information would not provide any additional information that would be material in evaluating the sufficiency of the guarantor subsidiaries and non-guarantor subsidiaries. The Partnership anticipates issuing debt securities that will be fully and unconditionally guaranteed by the guarantor subsidiaries. These debt securities will be jointly and severally guaranteed by the guarantor subsidiaries. There are no restrictions on the Partnership’s ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries.

Condensed Consolidating Balance Sheets

As of March 31, 2015

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$93	$24,151	$2,297	$-	$26,541
Trade accounts receivable, net	-	46,434	5,785	(14)	52,205
Receivables from affiliates	126	9,050	-	(9,176)	-
Deferred tax assets	-	2	2	-	4
Prepaid expenses and other	-	2,021	46	-	2,067
Total current assets	219	81,658	8,130	(9,190)	80,817
Property and equipment:
Property and equipment, at cost	-	27,994	94	-	28,088
Less: Accumulated depreciation	-	4,184	52	-	4,236
Total property and equipment, net	-	23,810	42	-	23,852
Intangible assets, net	-	27,843	1,639	-	29,482
Goodwill	-	53,915	1,493	-	55,408
Investment in subsidiaries	43,793	-	-	(43,793)	-
Notes receivable - affiliates	-	3,903	-	(3,903)	-
Debt issuance costs, net	2,184	-	-	-	2,184
Other assets	-	36	11	-	47
Total assets	$46,196	$191,165	$11,315	$(56,886)	$191,790

LIABILITIES AND OWNERS' EQUITY
Current liabilities:
Accounts payable	$127	$589	$846	$-	$1,562
Accounts payable - affiliates	-	167	9,056	(9,190)	33
Accrued payroll and other	-	15,058	178	-	15,236
Income taxes payable	-	608	5	-	613
Total current liabilities	127	16,422	10,085	(9,190)	17,444
Long-term debt	-	130,200	-	-	130,200
Notes payable - affiliates	-	-	3,186	(3,186)	-
Deferred tax liabilities	-	-	348	-	348
Asset retirement obligations	-	33	-	-	33
Total liabilities	127	146,655	13,619	(12,376)	148,025

Commitments and contingencies - Note 10

Owners' equity:
Total partners' capital	46,069	43,511	(2,304)	(44,495)	42,781
Non-controlling interests	-	999	-	(15)	984
Total owners' equity	46,069	44,510	(2,304)	(44,510)	43,765
Total liabilities and owners' equity	$46,196	$191,165	$11,315	$(56,886)	$191,790

Condensed Consolidating Balance Sheets

As of December 31, 2014

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$982	$16,598	$3,177	$-	$20,757
Trade accounts receivable, net	-	49,569	4,514	(8)	54,075
Receivables from affiliates	22	8,809	-	(8,831)	-
Deferred tax assets	-	15	53	-	68
Prepaid expenses and other	-	2,339	101	-	2,440
Total current assets	1,004	77,330	7,845	(8,839)	77,340
Property and equipment:
Property and equipment, at cost	-	27,769	109	-	27,878
Less: Accumulated depreciation	-	3,485	53	-	3,538
Total property and equipment, net	-	24,284	56	-	24,340
Intangible assets, net	-	28,414	1,831	-	30,245
Goodwill	-	53,915	1,630	-	55,545
Investment in subsidiaries	98,965	-	-	(98,965)	-
Notes receivable - affiliates	-	3,903	-	(3,903)	-
Debt issuance costs, net	2,318	-	-	-	2,318
Other assets	-	35	19	-	54
Total assets	$102,287	$187,881	$11,381	$(111,707)	$189,842

LIABILITIES AND OWNERS' EQUITY
Current liabilities:
Accounts payable	$34	$2,161	$266	$-	$2,461
Accounts payable - affiliates	-	586	8,839	(8,839)	586
Accrued payroll and other	6	7,605	139	-	7,750
Income taxes payable	-	507	39	-	546
Total current liabilities	40	10,859	9,283	(8,839)	11,343
Long-term debt	-	77,600	-	-	77,600
Notes payable - affiliates	-	-	3,479	(3,479)	-
Deferred tax liabilities	-	-	438	-	438
Asset retirement obligations	-	33	-	-	33
Total liabilities	40	88,492	13,200	(12,318)	89,414

Commitments and contingencies - Note 10

Owners' equity:
Total partners' capital	75,764	98,380	(1,819)	(98,470)	73,855
Non-controlling interests	26,483	1,009	-	(919)	26,573
Total owners' equity	102,247	99,389	(1,819)	(99,389)	100,428
Total liabilities and owners' equity	$102,287	$187,881	$11,381	$(111,707)	$189,842

Condensed Consolidating Statements of Operations

For the Three Months Ended March 31, 2015

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Revenues	$-	$84,746	$10,567	$(1,247)	$94,066
Costs of services	-	74,938	9,826	(1,247)	83,517
Gross margin	-	9,808	741	-	10,549

Operating costs and expense:
General and administrative	104	4,690	468	-	5,262
Depreciation, amortization and accretion	-	1,213	45	-	1,258
Operating income	(104)	3,905	228	-	4,029

Other income (expense):
Equity earnings in subsidiaries	3,091	-	-	(3,091)	-
Interest expense, net	(258)	(674)	(75)	-	(1,007)
Other, net	-	6	2	-	8
Net income before income tax expense	2,729	3,237	155	(3,091)	3,030
Income tax expense	-	157	47	-	204
Net income	2,729	3,030	108	(3,091)	2,826

Net income attributable to non-controlling interests	143	(11)	-	35	167
Net income attributable to controlling interests	$2,586	$3,091	$108	$(3,126)	$2,659

Condensed Consolidating Statements of Operations

For the Three Months Ended March 31, 2014

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Revenues	$-	$88,756	$8,845	$(78)	$97,523
Costs of services	-	78,103	8,078	(78)	86,103
Gross margin	-	10,653	767	-	11,420

Operating costs and expense:
General and administrative	-	4,565	389	-	4,954
Depreciation, amortization and accretion	-	1,508	53	-	1,561
Operating income	-	4,580	325	-	4,905

Other income (expense):
Equity earnings in subsidiaries	3,898	-	-	(3,898)	-
Interest expense, net	(179)	(576)	(30)	-	(785)
Offering costs	(446)	-	-	-	(446)
Other, net	-	(12)	-	-	(12)
Net income before income tax expense	3,273	3,992	295	(3,898)	3,662
Income tax expense	-	71	74	-	145
Net income	3,273	3,921	221	(3,898)	3,517

Net income attributable to non-controlling interests	640	23	-	110	773
Net income attributable to controlling interests	$2,633	$3,898	$221	$(4,008)	$2,744

Condensed Consolidating Statements of Comprehensive Income (Loss)

For the Three Months Ended March 31, 2015

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Net income (loss)	$2,729	$3,080	$108	$(3,091)	$2,826
Other comprehensive (loss):
Foreign currency translation	-	-	(593)	(292)	(885)

Comprehensive income (loss)	$2,729	$3,080	$(485)	$(3,383)	$1,941

Comprehensive income (loss) attributable to non-controlling interests	143	(11)	-	(422)	(290)
Comprehensive income (loss) attributable to controlling interests	$2,586	$3,091	$(485)	$(2,961)	$2,231

Condensed Consolidating Statements of Comprehensive Income (Loss)

For the Three Months Ended March 31, 2014

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Net income (loss)	$3,273	$3,921	$221	$(3,898)	3,517
Other comprehensive (loss):
Foreign currency translation	-	-	(315)	(144)	(459)

Comprehensive income (loss)	$3,273	$3,921	$(94)	$(4,042)	$3,058

Comprehensive income (loss) attributable to non-controlling interests	640	23	-	33	696
Comprehensive income (loss) attributable to controlling interests	$2,633	$3,898	$(94)	$(4,075)	$2,362

Condensed Consolidating Statements of Cash Flows

For the Three Months Ended March 31, 2015

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Operating activities:
Net income (loss)	$2,729	$3,080	$108	$(3,091)	$2,826
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	-	1,268	46	-	1,314
(Gain) Loss on asset disposal	-	-	3	-	3
Interest expense from debt issuance cost amortization	134	-	-	-	134
Amortization of equity-based compensation	211	-	-	-	211
Equity earnings in investee company	-	(2)	-	-	(2)
Equity earnings in subsidiaries	(3,091)	-	-	3,091	-
Deferred tax benefit, net	-	13	(13)	-	-
Changes in assets and liabilities:
Trade accounts receivable	-	3,246	(1,271)	(105)	1,870
Receivables from affiliates	(105)	-	-	105	-
Prepaid expenses and other	-	320	63	-	383
Accounts payable and accrued payroll and other	87	5,817	835	-	6,739
Income taxes payable	-	101	(34)	-	67
Net cash provided by (used in) operating activities	(35)	13,843	(263)	-	13,545

Investing activities:
Acquisition of 49.9% interest in the TIR Entities	-	(52,588)	-	-	(52,588)
Purchase of property and equipment	-	(929)	(1)	-	(930)
Net cash used in investing activities	-	(53,517)	(1)	-	(53,518)

Financing activities:
Advances on long-term debt	-	52,600	-	-	52,600
Distributions from subsidiaries	3,952	(3,952)	-	-	-
Distributions to limited partners	(4,806)	-	-	-	(4,806)
Distributions to non-controlling members of the TIR Entities	-	(1,421)	-	-	(1,421)
Net cash provided by (used in) financing activities	(854)	47,227	-	-	46,373

Effects of exchange rates on cash	-	-	(616)	-	(616)

Net increase (decrease) in cash and cash equivalents	(889)	7,553	(880)	-	5,784
Cash and cash equivalents, beginning of period	982	16,598	3,177	-	20,757
Cash and cash equivalents, end of period	$93	$24,151	$2,297	$-	$26,541

Non-cash items:
Accounts payable excluded from capital expenditures	$-	$51	$-	$-	$51

Condensed Consolidating Statements of Cash Flows

For the Three Months Ended March 31, 2014

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Operating activities:
Net income (loss)	$3,273	$3,921	$221	$(3,898)	$3,517
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation, amortization and accretion	-	1,557	53	-	1,610
Interest expense from debt issuance cost amortization	189	-	-	-	189
Amortization of equity-based compensation	294	-	-	-	294
Equity earnings in investee company	-	14	-	-	14
Equity earnings in subsidiaries	(3,898)	-	-	3,898	-
Deferred tax benefit, net	-	(74)	36	-	(38)
Changes in assets and liabilities:
Trade accounts receivable	-	6,313	834	-	7,147
Receivables from affiliates	(1,202)	1,202	-	-	-
Prepaid expenses and other	273	(45)	4	-	232
Accounts payable and accrued payroll and other	1,136	2,916	1,967	-	6,019
Income taxes payable	-	(14,907)	(1,023)	-	(15,930)
Net cash provided by operating activities	65	897	2,092	-	3,054

Investing activities:
Purchase of property and equipment	-	(315)	(4)	-	(319)
Net cash used in investing activities	-	(315)	(4)	-	(319)

Financing activities:
Proceeds from initial public offering	80,213	-	-	-	80,213
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	(80,213)	-	-	-	(80,213)
Payment of deferred offering costs	(314)	-	-	-	(314)
Repayment of long-term debt	-	(5,000)	-	-	(5,000)
Payments on behalf of affiliates	(65)	-	-	-	(65)
Net advances from members	314	-	-	-	314
Net cash (used in) financing activities	(65)	(5,000)	-	-	(5,065)

Effects of exchange rates on cash	-	-	(328)	-	(328)

Net increase (decrease) in cash and cash equivalents	-	(4,418)	1,760	-	(2,658)
Cash and cash equivalents, beginning of period	-	24,606	2,084	-	26,690
Cash and cash equivalents, end of period	$-	$20,188	$3,844	$-	$24,032

Non-cash items:
Accounts payable excluded from capital expenditures	$-	$75	$-	$-	$75